TRANSAMERICA ADVISOR ELITESM II

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated January 18, 2018

to the

Prospectus dated May 1, 2017

TRANSAMERICA ADVISOR ELITE II NY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Separate Account VA BNY

Supplement Dated January 18, 2018

to the

Prospectus dated May 1, 2017

Effective on or about January 18, 2018, based on changes to the underlying fund portfolios, the name changes will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
REIT Index Portfolio	Real Estate Index Portfolio

Investment Objective: The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Advisor Elite II & Transamerica Advisor Elite II NY dated May 1, 2017